Note 3 - Covid-19 Coronavirus Pandemic	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Covid-19 Coronavirus Pandemic [Text Block]

Note 3. COVID-19 Coronavirus Pandemic

In December 2019, a novel strain of coronavirus, COVID-19, emerged in Wuhan, Hubei Province, China. While initially concentrated in China, the outbreak spread to other countries and infections have been reported globally including in the United States. On March 11, 2020, the World Health Organization declared the COVID-19 viral disease a pandemic. As a result, the federal and state governmental bodies began taking unprecedented measures to try and control the spread of the virus including the issuance of temporary stay at home orders, the temporary closing of non-essential businesses and in-house dining and restrictions on gatherings and events.

During the year ended December 31, 2020, the various governmental orders that were issued to control the spread of COVID-19 adversely impacted our operations and related financial results. Our restaurants operated under government mandated occupancy restrictions for in-house dining. Food and beverages sales related to banquets and conferences were significantly lower as a result of restrictions placed on gatherings and events. In addition, in March 2020, the Company began experiencing a high level of room and event cancellations with some subsequent re-bookings for a future date. As a result of the government mandates being subsequently lifted, the COVID-19 pandemic had a limited impact on our results of operations during the year ended December 31, 2021.

Although the various government mandates impacting our business operations have currently been lifted, we may experience weakened demand in light of travel restrictions or warnings, consumer fears and reduced consumer discretionary spending and general economic uncertainty. The full extent of the impact of the COVID-19 pandemic on our operations and financial performance will depend on future developments, including the duration and spread of the pandemic and the impact of COVID-19 variants, all of which are uncertain and cannot be predicted at this time. Governmental bodies may impose restrictions, which could include additional shutdowns, to stop the spread of infection. These restrictions would have a negative impact on our financial condition, results of operations and cash flows.